Share-based Payments Arrangement - CHTSC's Employee Stock Options Outstanding (Detail) - CHT Security Co., Ltd. (CHTSC) [Member]	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 20, 2019 $ / shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 19.085	$ 19.085
Number of Options Outstanding	4,328	4,500
Weighted-average Remaining Contractual Life (Years)	3 years 11 months 19 days	4 years 11 months 19 days
Weighted-average Exercise Price	$ 19.085	$ 19.085
Options Exercisable Number of Options	1,082	0
Option Exercisable Weighted-average Exercise Price | (per share)	$ 19.085	$ 0	$ 19.085